ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE
	As of
	June 30, 2026	December 31, 2025
Accounts receivable	$3,922,979	$3,107,520